Segment Information - Schedule of Information by Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Information by Segment [Line Items]
REVENUE	$ 807,500	$ 1,868,333	$ 869,935
GROSS PROFIT	174,500	1,525,250	696,987
NET LOSS FROM CONTINUING OPERATIONS	(56,075,245)	(91,168,280)	(7,848,380)
NET INCOME (LOSS)	(56,075,245)	(91,168,280)	45,419,381
DEPRECIATION AND AMORTIZATION	83,928	46,759	45,782
CAPITAL EXPENDITURE		5,036	970
TOTAL ASSETS	18,418,405	65,906,857
Market Data Services and Consulting Services [Member]
Schedule of Information by Segment [Line Items]
REVENUE			824,098
GROSS PROFIT			660,399
NET LOSS FROM CONTINUING OPERATIONS			(1,532,533)
NET INCOME (LOSS)	(2,282,659)
DEPRECIATION AND AMORTIZATION	83,928	46,759	45,782
CAPITAL EXPENDITURE		5,036	970
TOTAL ASSETS	6,999,023	6,488,002
Introducing Broker Services [Member]
Schedule of Information by Segment [Line Items]
REVENUE	807,500	1,868,333	45,837
GROSS PROFIT	174,500	1,525,250	36,588
NET LOSS FROM CONTINUING OPERATIONS		971,425	(402,500)
NET INCOME (LOSS)	(324,070)
DEPRECIATION AND AMORTIZATION
CAPITAL EXPENDITURE
TOTAL ASSETS	772,125	1,619,121
Unallocated [Member]
Schedule of Information by Segment [Line Items]
REVENUE
GROSS PROFIT
NET LOSS FROM CONTINUING OPERATIONS		(92,139,705)	(5,913,347)
NET INCOME (LOSS)	(53,628,516)
DEPRECIATION AND AMORTIZATION
CAPITAL EXPENDITURE
TOTAL ASSETS	$ 10,647,257	$ 57,799,734